CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Time charter and voyage expenses	$ 16,511	$ 0	$ 0
Vessel operating expenses	$ 51,344	$ 351,361	$ 336,590